Preferred shares (Tables)	3 Months Ended
Mar. 31, 2017
Equity [Abstract]
Schedule of Preferred Shares

The following summarizes Preferred Shares as of March 31, 2017 and December 31, 2016 ($ in thousands):

	As of March 31,	As of December 31,
	2017	2016
Face value	$—	$239,492
Non-cash PIK Dividends	—	106,459

Net value of the Preferred Shares	$—	$345,951